Shareholder Report, Line Graph (Details) LMA2600_ClearBridge Sustainability Leaders Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 2,944,007	$ 2,277,516	$ 2,270,266	$ 2,752,244	$ 1,971,101	$ 1,581,433	$ 1,294,097	$ 1,219,687	$ 977,550	$ 1,000,000	$ 3,381,894
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	$ 3,090,980	$ 2,242,194	$ 2,068,823	$ 2,478,160	$ 1,722,150	$ 1,563,486	$ 1,377,646	$ 1,292,400	$ 1,042,431	$ 1,000,000	$ 3,734,291